Consumer Loans, Credit Quality Information And Allowances And Liabilities For Estimated Losses On Consumer Loans (Changes In Allowance For Losses) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$ 79,863	$ 70,571	$ 85,703	$ 63,072	$ 63,072	$ 38,953		$ 27,350
Consumer loan loss provision	99,910	83,657	252,442	218,704	315,858	225,464		182,500
Charge-offs	(105,038)	(89,733)	(294,231)	(238,845)	(342,478)	(232,721)		(197,611)
Recoveries	15,221	14,751	46,042	36,315	49,251	31,376		26,714
Balance at end of period	89,956	79,246	89,956	79,246	85,703	63,072		38,953
Liability for third-party lender-owned consumer loans:
Balance at beginning of period	3,047	2,795	3,498	3,062	3,062	2,838		2,944
(Decrease) increase in liability	(217)	642	(668)	375	436	224		(106)
Balance at end of period	2,830	3,437	2,830	3,437	3,498	3,062		2,838
Short Term Loans [Member]
Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	42,068	45,409	45,982	46,406	46,406	32,942		25,194
Consumer loan loss provision	42,032	50,846	130,624	146,156	202,008	180,791		161,155
Charge-offs	(58,862)	(63,281)	(172,504)	(178,095)	(241,641)	(196,643)		(178,774)
Recoveries	9,591	10,878	30,727	29,385	39,209	29,316		25,367
Balance at end of period	34,829	43,852	34,829	43,852	45,982	46,406		32,942
Liability for third-party lender-owned consumer loans:
Balance at beginning of period	2,439	2,417	2,934	2,617	2,617	2,610		2,944
(Decrease) increase in liability	(226)	618	(721)	418	317	7		(334)
Balance at end of period	2,213	3,035	2,213	3,035	2,934	2,617		2,610
Installment Loans [Member]
Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	27,146	19,919	28,614	12,943	12,943	2,988		520
Consumer loan loss provision	32,738	23,155	80,206	54,289	79,057	36,848		6,558
Charge-offs	(30,762)	(17,635)	(86,237)	(44,178)	(69,438)	(28,201)		(4,375)
Recoveries	4,071	1,792	10,610	4,177	6,052	1,308		285
Balance at end of period	33,193	27,231	33,193	27,231	28,614	12,943		2,988
Liability for third-party lender-owned consumer loans:
Balance at beginning of period	608	378	564	445	445	228		0
(Decrease) increase in liability	9	24	53	(43)	119	217		228
Balance at end of period	617	402	617	402	564	445		228
L O C [Member]
Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	10,649	5,243	11,107	3,723	3,723	3,023	[1]	1,636	[1]
Consumer loan loss provision	25,140	9,656	41,612	18,259	34,793	7,825		14,787	[1]
Charge-offs	(15,414)	(8,817)	(35,490)	(16,572)	(31,399)	(7,877)		(14,462)	[1]
Recoveries	1,559	2,081	4,705	2,753	3,990	752		1,062	[1]
Balance at end of period	21,934	8,163	21,934	8,163	11,107	3,723		3,023	[1]
Liability for third-party lender-owned consumer loans:
Balance at beginning of period	0	0	0	0	0	0		0	[1]
(Decrease) increase in liability	0	0	0	0	0	0		0	[1]
Balance at end of period	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0

[1]	Includes MLOC receivables. The Company stopped providing MLOC services in the United States on behalf of a third-party lender in October 2010 when the lender discontinued offering MLOC advances.